UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 28, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 157.9%

Security	Principal Amount (000’s omitted)	Value
Education — 11.0%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,420,178
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	700,135
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	427,941
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	696,480
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,351,659
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,034,615
Rutgers State University, 5.00%, 5/1/33	1,000	1,114,220

		$6,745,228

Escrowed/Prerefunded — 32.0%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,645,840
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,585,892
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,133,391
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	109,885
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	281,907
New Jersey Educational Facilities Authority, (Kean University), Prerefunded to 9/1/19, 5.50%, 9/1/36	1,730	1,828,627
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), Prerefunded to 7/1/18, 5.00%, 7/1/27	2,190	2,216,959
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	964,648
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	388,763
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	1,320	1,350,043
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	237,847
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,058,830
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.25%, 1/1/40	3,600	3,715,812
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	61,780
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	1,978,204

		$19,558,428

General Obligations — 4.9%
Gloucester County Improvement Authority, 4.00%, 4/1/38	$1,650	$1,707,585
Jersey City, 4.00%, 11/1/35	500	529,590
Monmouth County Improvement Authority, 5.00%, 1/15/28	340	369,988

Security	Principal Amount (000’s omitted)	Value
Monmouth County Improvement Authority, 5.00%, 1/15/30	$340	$369,492

		$2,976,655

Hospital — 14.6%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$710,398
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	101,122
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	773,978
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	515,710
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,600	1,608,608
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	292,748
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,965
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,116,274
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	134,562
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,305	2,524,943
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,129,094

		$8,959,402

Housing — 0.8%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$320	$320,259
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	180	180,616

		$500,875

Industrial Development Revenue — 7.7%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,088,928
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	55,223
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,367
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	838,223
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	235,963
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,354,751

		$4,720,455

Insured-Electric Utilities — 1.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$130,549
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	454,318
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	547,680

		$1,132,547

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 5.2%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,276,753
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	536,848
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,001,816
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	370	374,555

		$3,189,972

Insured-General Obligations — 4.4%
Atlantic City, (BAM), 5.00%, 3/1/37	$500	$552,985
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,015	1,044,648
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,116,980

		$2,714,613

Insured-Hospital — 2.4%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,442,873

		$1,442,873

Insured-Lease Revenue/Certificates of Participation — 1.9%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,165,830

		$1,165,830

Insured-Special Tax Revenue — 14.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,166,190
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,163,123
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,419,111
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	383,335

		$9,131,759

Insured-Student Loan — 1.8%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,065	$1,072,647

		$1,072,647

Insured-Transportation — 8.2%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$949,917
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	2,000	2,209,940
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,499,256
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	333,371

		$4,992,484

Lease Revenue/Certificates of Participation — 2.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,028,223
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	418,608

		$1,446,831

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$468,325
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	774,897
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	713,251
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	231,768

		$2,188,241

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,062
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,095
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40(2)	750	428,437
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37(2)	500	90,000

		$793,594

Student Loan — 2.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/30	$500	$479,740
New Jersey Higher Education Student Assistance Authority, (AMT), 3.75%, 12/1/33	150	145,985
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	771,213

		$1,396,938

Transportation — 31.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,117,240
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,137,726
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	806,707
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,177,198
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	257,173
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	545,714
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,500	1,411,740
New Jersey Turnpike Authority, 4.00%, 1/1/43	1,000	1,023,670
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,566,495
Port Authority of New York and New Jersey, 5.00%, 10/15/41(3)	5,000	5,665,550
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	1,825	2,032,448
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(3)	1,995	1,998,192
South Jersey Transportation Authority, 5.00%, 11/1/39	400	434,380

		$19,174,233

Water and Sewer — 5.4%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,334,399
Passaic County Utilities Authority, 5.00%, 3/1/37	1,180	1,405,899
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	590,313

		$3,330,611

Total Tax-Exempt Municipal Securities — 157.9% (identified cost $93,805,735)		$96,634,216

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 3.0%
Atlantic City, 7.50%, 3/1/40	$1,445	$1,830,670

		$1,830,670

Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(4)	$750	$844,103

		$844,103

Total Taxable Municipal Securities — 4.4% (identified cost $2,292,738)		$2,674,773

Total Investments — 162.3% (identified cost $96,098,473)		$99,308,989

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.2)%		$(4,425,326)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (47.2)%		$(28,898,393)

Other Assets, Less Liabilities — (7.9)%		$(4,786,651)

Net Assets Applicable to Common Shares — 100.0%		$61,198,619

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 25.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 8.5% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $1,088,928 or 1.8% of the Trust’s net assets applicable to common shares.

(2)	Issuer is in default with respect to interest payments.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$96,634,216	$—	$96,634,216
Taxable Municipal Securities	—	2,674,773	—	2,674,773
Total Investments	$—	$99,308,989	$—	$99,308,989

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018